Note 12 - b) Long-term debt, Composition of foreign currency denominated debt by currency (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Currencies:
United States dollars	$ 27,583	$ 21,339
Japanese Yen	1,651	1,377
Euro	131	53
Other	169	28
Foreign Currency, Total	$ 29,534	$ 22,797